CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated deficit [Member]
Balance at Dec. 31, 2014	[1]	$ 30,674		$ 39		$ 39,057		$ (8,422)
Balance (in shares) at Dec. 31, 2014	[1]			2,846,229
Share based compensation		2,623		$ 0		2,623		0
Net loss		(15,365)		0		0		(15,365)
Balance at Dec. 31, 2015	[1]	17,932		$ 39		41,680		(23,787)
Balance (in shares) at Dec. 31, 2015	[1]			2,846,229
Issuance of Ordinary shares and warrants, net	[1]	6,089		$ 6		6,083		0
Issuance of Ordinary shares and warrants, net (in shares)	[1]			432,258
Share based compensation		700		$ 0		700		0
Net loss		(16,022)		0		0		(16,022)
Balance at Dec. 31, 2016	[1]	8,699		$ 45		48,463		(39,809)
Balance (in shares) at Dec. 31, 2016	[1]			3,278,487
Exercise of stock options		0	[2]		[2]		[2]	0	[1]
Exercise of stock options (in shares)	[1]			63,906
Share based compensation		408		$ 0		408		0
Net loss		(5,945)		0		0		(5,945)
Balance at Dec. 31, 2017		$ 3,162		$ 45		$ 48,871		$ (45,754)
Balance (in shares) at Dec. 31, 2017				3,342,393

[1]	All references to ordinary shares amounts have been retroactively restated to reflect the 1:5 reverse shares Split, which was approved after balance sheet date, as if it had taken place as of the beginning of the earliest period presented.
[2]	Represents an amount lower than $1.